Acquisitions and Disposals - Summary of Profit on Disposal of Businesses (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2015
Net assets sold:
Reclassification of exchange from other comprehensive income	£ 109
2017 disposals [member]
Disclosure of detailed information about business combination [line items]
Cash consideration including currency forwards and purchase adjustments	342
Net assets sold:
Goodwill	(16)
Intangible assets	(21)
Property, plant and equipment	(18)
Inventory	(11)
Cash	(6)
Other net assets	(5)
Net assets sold	(77)
Transaction costs	(8)
Reclassification of exchange from other comprehensive income	(100)
Profit on disposal	£ 157
Oncology [member]
Disclosure of detailed information about business combination [line items]
Cash consideration including currency forwards and purchase adjustments		£ (10,060)
Net assets sold:
Goodwill		(497)
Intangible assets		(516)
Net assets sold		(1,013)
Loss on currency forwards booked in 2014		299
Disposal costs		(118)
Profit on disposal		9,228
Other business disposal [member]
Disclosure of detailed information about business combination [line items]
Cash consideration including currency forwards and purchase adjustments		(309)
Net assets sold:
Goodwill		(14)
Intangible assets		(107)
Property, plant and equipment		(25)
Inventory		(51)
Cash		(5)
Other net assets		(6)
Net assets sold		(208)
Disposal costs		(21)
Profit on disposal		£ 80